Summary of Significant Accounting Policies - Schedule of Research and Development Expense (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2013
Research and Development Expense [Abstract]
Research and development costs	$ 2,574,000	$ 4,059,000	$ 2,756,000